UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Total operating revenues	$ 77,361	$ 84,201	$ 147,271	$ 158,415
Vessel operating expenses	(14,913)	(16,646)	(31,723)	(33,006)
Voyage and commission expenses	(1,621)	(2,042)	(3,479)	(4,929)
Administrative expenses	(3,251)	(3,944)	(7,117)	(7,196)
Depreciation and amortization	(21,368)	(24,929)	(42,808)	(50,578)
Total operating expenses	(41,153)	(47,561)	(85,127)	(95,709)
Operating income	36,208	36,640	62,144	62,706
Other non-operating income	4,195	236	4,195	236
Financial income/(expense)
Interest income	2,409	3,300	3,484	6,782
Interest expense	(20,695)	(19,303)	(41,472)	(39,617)
(Losses)/gains on derivative instruments	(24,502)	12,702	(38,469)	22,937
Other financial items, net	746	73	216	(571)
Net financial expenses	(42,042)	(3,228)	(76,241)	(10,469)
(Loss)/income before tax, equity in net earnings of affiliate and non-controlling interests	(1,639)	33,648	(9,902)	52,473
Tax	(4,926)	(4,503)	(10,215)	(8,426)
Equity in net earnings of affiliate	1,327	0	1,592	0
Net (loss)/income	(5,238)	29,145	(18,525)	44,047
Net income attributable to non-controlling interests	(278)	(705)	(1,989)	(852)
Net (loss)/income attributable to Golar LNG Partners LP Owners	(5,516)	28,440	(20,514)	43,195
General partner interest in net (loss)/income	(171)	508	(531)	744
Preferred unitholders’ interest in net income	3,019	3,019	6,038	6,004
Common unitholders’ interest in net (loss)/income	$ (8,364)	$ 24,913	$ (26,021)	$ 36,447
(Loss)/Earnings per unit
Cash distributions declared and paid per unit in the period (in dollars per share)	$ 0.40	$ 0.58	$ 0.81	$ 1.16
Common Units
Financial income/(expense)
Net (loss)/income attributable to Golar LNG Partners LP Owners	$ (8,364)	$ 24,914	$ (26,021)	$ 36,447
(Loss)/Earnings per unit
Common unit (basic) (in dollars per share)	$ (0.12)	$ 0.36	$ (0.37)	$ 0.52
Common unit (diluted) (in dollars per share)	$ (0.12)	$ 0.35	$ (0.37)	$ 0.52